Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consists of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Trademark	49,924	49,924	6,969
Patent	122	122	17
Copyright	238	257	36
Software	9,993	9,993	1,395
License acquired	371,700	371,700	51,887
Total	431,977	431,996	60,304
Less: accumulated amortization	(26,721)	(30,210)	(4,217)
Intangible assets, net	405,256	401,786	56,087

Schedule of Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending June 30,	RMB	US$
2026	5,818	812
2027	5,394	753
2028	5,073	708
2029	5,059	706
2030	5,065	707
Thereafter	3,777	527
Total	30,186	4,213